Offerings	Apr. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, under Amended and Restated 2022 Employee Stock Purchase Plan
Amount Registered | shares	436,474
Proposed Maximum Offering Price per Unit	0.95
Maximum Aggregate Offering Price	$ 414,650.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.26
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents 436,474 shares of the registrant's common stock reserved for future issuance under the Amended and Restated 2022 Employee Stock Purchase Plan (the "2022 ESPP"). The 2022 ESPP contains an evergreen provision under which the number of authorized shares cumulatively increases, on January 1 of each year, in an amount equal to the lesser of (i) one percent (1%) of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, and (ii) 1,000,000 shares of the registrant's common stock. Unless the 2022 ESPP is earlier amended or terminated, this evergreen provision increases shares over a ten year period, from January 1, 2023 through January 1, 2032. (c) The proposed maximum offering price per share is estimated in accordance with Rule 457(a) solely for the purpose of calculating the registration fee on the basis of eighty-five percent (85%) of $1.12 per share ($0.95 per share), which is the average of the high and low prices of common stock on April 21, 2026, as reported on the NASDAQ Capital Market. Pursuant to the 2022 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at least eighty-five percent (85%) of the lower of the fair market value of a share of common stock on the first day of trading of the offering period or on the exercise date.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, under Amended and Restated 2022 Equity Incentive Plan
Amount Registered | shares	6,876,179
Proposed Maximum Offering Price per Unit	1.12
Maximum Aggregate Offering Price	$ 7,701,320.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,063.55
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents (i) 4,744,571 shares of the registrant's common stock reserved for issuance upon exercise or settlement of equity awards outstanding under the Amended and Restated 2022 Equity Incentive Plan (the "A&R 2022 Plan") and (ii) 2,131,608 shares of common stock available for issuance under the A&R 2022 Plan. The A&R 2022 Plan contains an annual automatic increase provision, which provides that the number of shares of common stock reserved for issuance under the A&R 2022 Plan will automatically increase on January 1 of each year, starting on January 1, 2025 through January 1, 2034, in an amount equal to (a) 5% of the total number of shares of the registrant's common stock outstanding on December 31 of the preceding year, or (b) a lesser number of shares as determined by the registrant's board of directors prior to the date of the increase. (c) The proposed maximum offering price per share is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the registrant's common stock as reported on the NASDAQ Capital Market on April 21, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, under Amended and Restated 2022 Inducement Plan
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	1.12
Maximum Aggregate Offering Price	$ 2,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 386.68
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents (i) 367,233 shares of the registrant's common stock reserved for issuance upon exercise of stock options outstanding under the Amended and Restated 2022 Inducement Plan (the "Inducement Plan") and (ii) 2,132,767 shares of the registrant's common stock reserved for issuance pursuant to future awards under the Inducement Plan. (c) The proposed maximum offering price per share is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the registrant's common stock as reported on the NASDAQ Capital Market on April 21, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, under Amended and Restated 2016 Stock Incentive Plan
Amount Registered | shares	451,606
Proposed Maximum Offering Price per Unit	1.12
Maximum Aggregate Offering Price	$ 505,798.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.85
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Represents 451,606 shares of the registrant's common stock reserved for issuance upon exercise of stock options outstanding under the Amended and Restated 2016 Stock Incentive Plan. (c) The proposed maximum offering price per share is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the registrant's common stock as reported on the NASDAQ Capital Market on April 21, 2026, which date is within five business days prior to the filing of this registration statement.